Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2015
Acquisitions and Divestitures [Abstract]
Acquisitions and Divestitures

Note 2 – Acquisitions and Divestitures

On October 2, 2015, FHN completed its acquisition of TrustAtlantic Financial Corporation (“TrustAtlantic Financial” or “TAF”), and its wholly-owned bank subsidiary TrustAtlantic Bank (“TAB”), for an aggregate of 5,093,657 shares of FHN common stock and $23.9 million in cash in a transaction valued at $96.7 million. Prior to the acquisition TAF and TAB were headquartered in Raleigh, North Carolina, where TAB had five branches located in the communities of Raleigh, Cary and Greenville. TAB merged into FTBNA on October 16, 2015 and the TAB branches became First Tennessee branches upon closing that merger. The acquisition expanded and strengthened FHN’s market share in its Mid-Atlantic region.

The following schedule details acquired assets and liabilities and consideration paid, as well as adjustments to record the assets and liabilities at their estimated fair values:

	TrustAtlantic Financial Corporation
		Purchase Accounting/
	As	Fair Value	As recorded
(Dollars in thousands)	Acquired	Adjustments	by FHN
Assets:
Cash and cash equivalents	$18,801	$-	$18,801
Securities available-for-sale	73,822	(10)	73,812
Loans, net of unearned income	298,050	(16,106)	281,944
Allowance for loan losses	(4,639)	4,639	-
Core deposit intangible	84	1,866	1,950
Goodwill	3,721	(3,721)	-
Premises and equipment	2,353	1,214	3,567
Real estate acquired by foreclosure	1,018	(95)	923
Deferred tax asset	2,940	4,262	7,202
Other assets	10,638	1,135	11,773
Total assets acquired	$406,788	$(6,816)	$399,972

Liabilities:
Deposits	$342,788	$1,300	$344,088
Other liabilities	3,173	1,407	4,580
Total liabilities assumed	345,961	2,707	348,668
Net Assets Acquired	$60,827	$(9,523)	51,304
Consideration paid:
Equity Consideration			(72,791)
Cash			(23,888)
Total consideration paid			(96,679)
Goodwill			$45,375

In relation to the acquisition, FHN recorded $45.4 million in goodwill, representing the excess of acquisition consideration over the estimated fair value of net assets acquired (refer to Note 7 - Intangible Assets for additional information). This goodwill is the result of expected operational synergies, expansion in the Mid-Atlantic region and other factors, and only an immaterial amount of goodwill is expected to be deductible for tax purposes. FHN's operating results for 2015 include the operating results of the acquired assets and assumed liabilities of TAF subsequent to the acquisition on October 2, 2015.

On October 17, 2014, First Tennessee Bank National Association ("FTBNA") purchased thirteen bank branches in Middle and East Tennessee. The fair value of the acquired assets totaled $437.6 million, including $413.4 million in cash, $7.5 million in fixed assets, and $15.7 million of goodwill and intangible assets. FTBNA also assumed $437.2 million of deposits associated with these branches. FTBNA paid a deposit premium of 3.32 percent and acquired an immaterial amount of loans as part of the transaction. FHN’s operating results for 2015 and 2014 include the impact of branch activity subsequent to the October 17, 2014 closing date.

On June 7, 2013, FTBNA acquired substantially all of the assets and liabilities of Mountain National Bank “(MNB”) a community bank headquartered in Sevierville, Tennessee from the Federal Deposit Insurance Corporation (“FDIC”), as receiver, pursuant to a purchase and assumption agreement. Prior to the acquisition, MNB operated 12 branches in Sevier and Blount counties in eastern Tennessee. Excluding purchase accounting adjustments, FHN acquired approximately $452 million in assets, including approximately $249 million in loans, and assumed approximately $362 million of MNB deposits. There was no premium associated with the acquired deposits and assets were acquired at a discount of $33 million from book value. FHN did not enter into a loss-sharing agreement with the FDIC associated with the MNB purchase.

The following schedule details significant assets acquired and liabilities assumed from the FDIC for MNB and purchase accounting/fair value adjustments:

	Mountain National Bank
		Purchase Accounting/
	Acquired from	Fair Value	As recorded
(Dollars in thousands)	FDIC	Adjustments	by FHN
Assets:
Cash and cash equivalents	$54,872	$-	$54,872
Interest-bearing cash	26,984	-	26,984
Securities available-for-sale	73,948	(440)	73,508
Loans, net of unearned income	249,001	(33,094)	215,907
Core deposit intangible	-	3,200	3,200
Premises and equipment	10,359	3,755	14,114
Real estate acquired by foreclosure	33,294	(10,930)	22,364
Deferred tax asset	(286)	3,097	2,811
Other assets	3,375	(461)	2,914
Total assets acquired	$451,547	$(34,873)	$416,674

Liabilities:
Deposits	$362,098	$2,000	$364,098
Securities sold under agreements to repurchase	1,930	-	1,930
Federal Home Loan Bank advances	50,040	5,586	55,626
Other liabilities	2,547	-	2,547
Total liabilities assumed	416,615	7,586	424,201
Acquired noncontrolling interest	117	57	174
Total liabilities assumed and acquired noncontrolling interest	$416,732	$7,643	$424,375
Excess of assets acquired over liabilities assumed	$34,815
Aggregate purchase accounting/fair value adjustments		$(42,516)
Goodwill			$7,701

FHN's operating results for 2015, 2014 and 2013 include the operating results of the acquired assets and assumed liabilities of MNB subsequent to the acquisition on June 7, 2013.

In relation to the branch acquisition and the MNB acquisition, FHN recorded $4.0 million and $7.7 million, respectively, in goodwill, representing the excess of the estimated fair value of liabilities assumed over the estimated fair value of the assets acquired (refer to Note 7 - Intangible Assets for additional information). Of these amounts, $4.0 million and $4.4 million, respectively, is expected to be deductible for tax purposes.

In addition to the transactions mentioned above, FHN acquires or divests assets from time to time in transactions that are considered business combinations or divestitures but are not material to FHN individually or in the aggregate.